VESSELS AND EQUIPMENT, NET (Narrative) (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) vessel numberOfDrillingUnits drillingRig	Jun. 30, 2020 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of vessels for which costs have been capitalized | vessel	6
Number of drilling units | drillingRig	2
Vessel impairment charge	$ 1,927,000	$ 80,511,000
SFL Deepwater Ltd (“SFL Deepwater”)
Property, Plant and Equipment [Line Items]
Vessel impairment charge	1,900,000
All vessels classified under vessels and equipment
Property, Plant and Equipment [Line Items]
Vessel impairment charge	$ 0
handysize bulk carriers [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment charge		$ 80,300,000
Number of vessels for which impairment has been recognized | vessel		7
West Linus
Property, Plant and Equipment [Line Items]
Number of drilling units reclassified from direct financing lease to vessels and equipment | numberOfDrillingUnits	1
Cost | Vessels and equipment
Property, Plant and Equipment [Line Items]
Capital improvements	$ 12,623,000
Reclassification from investments in direct financing leases	355,635,000
Vessels and Equipment, net | Vessels and equipment
Property, Plant and Equipment [Line Items]
Capital improvements	12,623,000
Reclassification from investments in direct financing leases	$ 355,635,000